Financial Instruments - Summary of maturity analysis for financial assets held for managing liquidity risk (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023	[1]	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents	$ 92	$ 95	$ 187		$ 187
RCF	800
Less: Drawings on RCF	(191)
Less: Letters of Credit	(87)
Net RCF	522
Available for future drawings	$ 614

[1]	Effective January 1, 2024, the Company changed its presentation currency from Canadian dollars to United States dollars. Refer to Note 4 “Changes in Accounting Policies” for further details.